Share Based Payment Arrangements - Additional Information (Details) $ / shares in Units, $ in Millions				12 Months Ended
	Apr. 30, 2025 Party $ / shares	Feb. 18, 2025 Party $ / shares	Feb. 08, 2024 Party $ / shares	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price at the date of exercise for stock options exercised | $ / shares				$ 90.37	$ 141.69
Number of equity instruments granted | Party	27,917	38,566	30,842
Key Management Personnel
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Options outstanding				48,570	252,736
Stock Option Plan (Equity-settled)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum number of shares issuable upon exercise of options granted				5,979,201
Share-based compensation award, vesting period				3 years
Number of share options granted				0	0
Restricted Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | $				$ 8.5	$ 6.2
Number of equity instruments granted				93	51
Weighted average price per share repurchased common shares | $ / shares				$ 131.74	$ 134.64
Share repurchase premium | $				$ 5.8	$ 10.4
Number of outstanding instruments				193	158	192
Number of other equity instruments exercised or vested in share-based payment arrangement				58	82
Number of other equity instruments forfeited in share-based payment arrangement				3	5
Restricted Share Units | Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments granted | Party	31,328	61,829	45,850
Fair value of RSU granted, per unit | $ / shares	$ 81.03	$ 129.66	$ 135
Restricted Share Units | Key Management Personnel
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of outstanding instruments				133,103	103,872
Performance Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | $				$ 6.6	$ 4.9
Number of equity instruments granted				58	46
Weighted average price per share repurchased common shares | $ / shares				$ 131.74	$ 133.74
Share repurchase premium | $				$ 8.6	$ 19.8
Number of outstanding instruments				157	155	184
Number of other equity instruments exercised or vested in share-based payment arrangement				71	135
Number of other equity instruments forfeited in share-based payment arrangement				3	5
Performance Share Units | Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments granted | Party		58,143	45,850
Fair value of RSU granted, per unit | $ / shares		$ 134.85	$ 156.17
Performance Share Units | Key Management Personnel
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of outstanding instruments				101,635	103,872
Performance Share Units | Key Management Personnel | Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments granted | Party		34,880	30,842